Nationwide Variable Insurance Trust

Prospectus  April 29, 2016

Fund and Class
American Funds NVIT Growth Fund Class II
American Funds NVIT Global Growth Fund Class II
American Funds NVIT Growth-Income Fund Class II
American Funds NVIT Growth-Income Fund Class P
American Funds NVIT Asset Allocation Fund Class II
American Funds NVIT Asset Allocation Fund Class P
American Funds NVIT Bond Fund Class II

The U.S. Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.

nationwide.com/mutualfundsnvit

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TABLE OF CONTENTS

2	Fund Summaries
American Funds NVIT Growth Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth-Income Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund

23	How the Funds Invest
American Funds NVIT Growth Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth-Income Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund

29	Risks of Investing in the Funds

36	Fund Management
Master-Feeder Mutual Fund Structure
Investment Adviser to the Master Funds
Master-Feeder Service Provider to the Feeder Funds
Portfolio Management of the Master Funds
Additional Information about the Fund Managers

40	Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Value Pricing
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Distribution and Services Plans
Revenue Sharing
Additional Information about Fees and Expenses

44	Distributions and Taxes

44	Additional Information

45	Financial Highlights

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH FUND

Objective

The American Funds NVIT Growth Fund (the “Fund” or “Feeder Fund”) seeks to provide growth of capital.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.33%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver/Expense Reimbursement[2]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Growth Fund (as described in the Principal Investment Strategies section below) and the Fund.

2	Nationwide Fund Management LLC, the Fund’s master-feeder service provider, has entered into a contractual agreement with Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2017 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation or waivers for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$102	$350	$618	$1,384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio. Portfolio turnover is calculated on the basis of the Master Growth Fund (as described below), in which the Fund invests all of its investable assets.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The Master Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks, and convertible bonds.

The Master Growth Fund’s investment adviser uses a system of multiple portfolio managers in managing the Master Growth Fund’s assets. Under this approach, the portfolio of the Master Growth Fund is divided into segments managed by individual portfolio managers who decide how their respective segments will be invested.

The Master Growth Fund relies on the professional judgment of its investment adviser to make decisions about the Master Growth Fund’s portfolio investments. The basic investment philosophy of the Master Growth Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Growth Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Growth Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate through its investment in the Master Growth Fund. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Investing for growth – common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH FUND (cont.)

often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Master-feeder structure risk – other “feeder” funds also may invest in the Master Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

Management risk – the Fund is subject to the risk that the methods and analyses employed by the Master Growth Fund’s investment adviser may not produce the desired results. This could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Loss of money is a risk of investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Growth Fund adjusted to reflect the total annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and expense reimbursements). If current total annual Feeder Fund operating expenses (excluding fee waivers and expense reimbursements) were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares

(Years Ended December 31,)

Highest Quarter:    18.36% – 2nd qtr. of 2009

Lowest Quarter:    -26.15% – 4th qtr. of 2008

Average Annual Total Returns

(For Periods Ended December 31, 2015):

	1 Year	5 Years	10 Years
Class II shares	6.43%	10.77%	6.47%
S&P 500® Index (reflects no deduction for fees or expenses)	1.38%	12.57%	7.31%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management CompanySM (“Capital Research”)

Portfolio Managers

Portfolio Managers	Title	Length of Service
Martin Romo	Partner – Capital World Investors, a division of Capital Research	Since 2016
Gregory D. Johnson	Partner – Capital World Investors, a division of Capital Research	Since 2007
Michael T. Kerr	Partner – Capital World Investors, a division of Capital Research	Since 2005
Ronald B. Morrow	Partner – Capital World Investors, a division of Capital Research	Since 2003
Andraz Razen	Vice President – Capital World Investors, a division of Capital Research	Since 2013
Alan J. Wilson	Partner – Capital World Investors, a division of Capital Research	Since 2014

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH FUND (cont.)

by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND

Objective

The American Funds NVIT Global Growth Fund (the “Fund” or “Feeder Fund”) seeks to provide long-term growth of capital.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver/Expense Reimbursement[2]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.22%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Global Growth Fund (as described in the Principal Investment Strategies section below) and the Fund.

2	Nationwide Fund Management LLC, the Fund’s master-feeder service provider, has entered into a contractual agreement with Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2017 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation or waivers for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$124	$419	$736	$1,633

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio. Portfolio turnover is calculated on the basis of the Master Global Growth Fund (as described below), in which the Fund invests all of its investable assets.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Global Growth Fund (the “Master Global Growth Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Global Growth Fund invests primarily in common stocks of companies around the world that the Master Global Growth Fund’s investment adviser believes have the potential for growth. As the Master Global Growth Fund seeks to invest globally, it will allocate its assets among securities of companies domiciled in various countries including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Global Growth Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Global Growth Fund’s investment adviser, in which case the Master Global Growth Fund would invest at least 30% of its net assets in issuers outside the United States).

The Master Global Growth Fund’s investment adviser uses a system of multiple portfolio managers in managing the Master Global Growth Fund’s assets. Under this approach, the portfolio of the Master Global Growth Fund is divided into segments managed by individual portfolio managers who decide how their respective segments will be invested.

The Master Global Growth Fund relies on the professional judgment of its investment adviser to make decisions about the Master Global Growth Fund’s portfolio investments. The basic investment philosophy of the Master Global Growth Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Global Growth Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Global Growth Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate through its investment in the Master Global Growth Fund. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Investing for growth – common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

FUND SUMMARY: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND (cont.)

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Master-feeder structure risk – other “feeder” funds also may invest in the Master Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

Management risk – the Fund is subject to the risk that the methods and analyses employed by the Master Global Growth Fund’s investment adviser may not produce the desired results. This could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Loss of money is a risk of investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Global Growth Fund adjusted to reflect the total annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and expense reimbursements). If current total annual Feeder Fund operating expenses (excluding fee waivers and expense reimbursements) were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares

(Years Ended December 31,)

Highest Quarter:    22.13% – 2nd qtr. of 2009

Lowest Quarter:    -20.18% – 4th qtr. of 2008

Average Annual Total Returns

(For Periods Ended December 31, 2015):

	1 Year	5 Years	10 Years
Class II shares	6.54%	9.10%	7.41%
MSCI All Country World Index (reflects no deduction for fees or expenses)	-2.36%	6.09%	4.76%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management CompanySM (“Capital Research”)

Portfolio Managers

Portfolio Managers	Title	Length of Service
Patrice Collette	Partner – Capital World Investors, a division of Capital Research	Since 2015
Isabelle de Wismes	Partner – Capital World Investors, a division of Capital Research	Since 2012
Galen Hoskin	Partner – Capital World Investors, a division of Capital Research	Since 2014
Jonathan Knowles	Partner – Capital World Investors, a division of Capital Research	Since 2013

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

FUND SUMMARY: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH-INCOME FUND

Objective

The American Funds NVIT Growth-Income Fund (the “Fund” or “Feeder Fund”) seeks to achieve long-term growth of capital and income.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

	Class II Shares	Class P Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.27%	0.27%
Distribution and/or Service (12b-1) Fee	0.25%	0.25%
Other Expenses	0.56%	0.31%
Total Annual Fund Operating Expenses	1.08%	0.83%
Fee Waiver/Expense Reimbursement[2]	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.93%	0.68%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Growth-Income Fund (as described in the Principal Investment Strategies section below) and the Fund.

2	Nationwide Fund Management LLC, the Fund’s master-feeder service provider, has entered into a contractual agreement with Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2017 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH-INCOME FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation or waivers for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$95	$329	$581	$1,304
Class P shares	69	250	446	1,011

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio. Portfolio turnover is calculated on the basis of the Master Growth-Income Fund (as described below), in which the Fund invests all of its investable assets.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Growth-Income Fund (the “Master Growth-Income Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Growth-Income Fund invests primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The Master Growth-Income Fund’s investment adviser uses a system of multiple portfolio managers in managing the Master Growth-Income Fund’s assets. Under this approach, the portfolio of the Master Growth-Income Fund is divided into segments managed by individual portfolio managers who decide how their respective segments will be invested.

The Master Growth-Income Fund relies on the professional judgment of its investment adviser to make decisions about the Master Growth-Income Fund’s portfolio investments. The basic investment philosophy of the Master Growth-Income Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Growth-Income Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Growth-Income Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate through its investment in the Master Growth-Income Fund. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Investing for growth – common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing for income – income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which Master Growth-Income Fund invests.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH-INCOME FUND (cont.)

companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Master-feeder structure risk – other “feeder” funds also may invest in the Master Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund.

Management risk – the Fund is subject to the risk that the methods and analyses employed by the Master Growth-Income Fund’s investment adviser may not produce the desired results. This could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Loss of money is a risk of investing in the Fund.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on April 27, 2007 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Growth-Income Fund adjusted to reflect the total annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and expense reimbursements). If current total annual Feeder Fund operating expenses (excluding fee waivers and expense reimbursements) were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares

(Years Ended December 31,)

Highest Quarter:    15.92% – 2nd qtr. of 2009

Lowest Quarter:    -22.04% – 4th qtr. of 2008

The Fund had not commenced offering Class P shares as of the date of this Prospectus. Therefore, pre-inception historical performance for Class P shares is based on the previous performance of Class II shares. Performance for Class P shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.

Average Annual Total Returns

(For Periods Ended December 31, 2015):

	1 Year	5 Years	10 Years
Class II shares	1.09%	11.14%	6.11%
Class P shares	1.09%	11.14%	6.11%
S&P 500® Index (reflects no deduction for fees or expenses)	1.38%	12.57%	7.31%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management CompanySM (“Capital Research”)

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH-INCOME FUND (cont.)

Portfolio Managers

Portfolio Managers	Title	Length of Service
Donald D. O’Neal	Partner – Capital Research Global Investors, a division of Capital Research	Since 2005
J. Blair Frank	Partner – Capital Research Global Investors, a division of Capital Research	Since 2006
Claudia P. Huntington	Partner – Capital Research Global Investors, a division of Capital Research	Since 1994
William L. Robbins	Partner – Capital International Investors, a division of Capital Research	Since 2011
Dylan Yolles	Partner – Capital International Investors, a division of Capital Research	Since 2005

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND

Objective

The American Funds NVIT Asset Allocation Fund (the “Fund” or “Feeder Fund”) seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

	Class II Shares	Class P Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%	0.28%
Distribution and/or Service (12b-1) Fee	0.25%	0.25%
Other Expenses	0.56%	0.31%
Total Annual Fund Operating Expenses	1.09%	0.84%
Fee Waiver/Expense Reimbursement[2]	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.94%	0.69%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Asset Allocation Fund (as described in the Principal Investment Strategies section below) and the Fund.

2	Nationwide Fund Management LLC, the Fund’s master-feeder service provider, has entered into a contractual agreement with Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2017 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation or waivers for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$96	$332	$586	$1,315
Class P shares	70	253	451	1,023

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio. Portfolio turnover is calculated on the basis of the Master Asset Allocation Fund (as described below), in which the Fund invests all of its investable assets.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Asset Allocation Fund (the “Master Asset Allocation Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%–80% in equity securities, 20%–50% in debt securities and 0%–40% in money market instruments (and cash). As of December 31, 2015, the Master Asset Allocation Fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Asset Allocation Fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The Master Asset Allocation Fund’s investment adviser uses a system of multiple portfolio managers in managing the Master Asset Allocation Fund’s assets. Under this approach, the portfolio of the Master Asset Allocation Fund is divided into segments managed by individual portfolio managers who decide how their respective segments will be invested.

The Master Asset Allocation Fund relies on the professional judgment of its investment adviser to make decisions about the Master Asset Allocation Fund’s portfolio investments. The basic investment philosophy of the Master Asset Allocation Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The Master Asset Allocation Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Asset Allocation Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of the Fund shares—may fluctuate through its investment in the Master Asset Allocation Fund. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Investing for growth – common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing for income – income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Master Asset Allocation Fund invests.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest

FUND SUMMARY: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND (cont.)

rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility, increased redemptions and the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer’s debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Master Asset Allocation Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Master Asset Allocation Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Master Asset Allocation Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Cash position risk – the Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Money market risk – the risks that apply to bonds also apply to money market instruments, but to a lesser degree. This is because the money market instruments held by the Master Asset Allocation Fund are securities with shorter maturities and higher quality than those typically of bonds.

U.S. government securities risk – securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Master-feeder structure risk – other “feeder” funds also may invest in the Master Asset Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Fund.

Asset allocation risk – the Master Asset Allocation Fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the Fund to underperform relative to relevant benchmarks and other funds with a similar investment objective.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Management risk – the Fund is subject to the risk that the methods and analyses employed by the Master Asset Allocation Fund’s investment adviser may not produce the desired results. This could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Loss of money is a risk of investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 Index® and 40% of the Barclays U.S. Aggregate Bond Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the Fund may invest. The table also compares the Fund’s average annual total returns to the S&P 500® Index, which generally represents the performance of large company stocks in the U.S., and the Barclays U.S. Aggregate Bond Index, which is generally representative of the U.S. bond market, as a whole. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

FUND SUMMARY: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND (cont.)

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Asset Allocation Fund in which the Fund invests, adjusted to reflect the total annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and reimbursements). If current annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares

(Years Ended December 31,)

Highest Quarter:    11.51% – 3rd qtr. of 2009

Lowest Quarter:    -16.43% – 4th qtr. of 2008

The Fund had not commenced offering Class P shares as of the date of this Prospectus. Therefore, pre-inception historical performance for Class P shares is based on the previous performance of Class II shares. Performance for Class P shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.

Average Annual Total Returns

(For Periods Ended December 31, 2015):

	1 Year	5 Years	10 Years
Class II shares	0.98%	8.83%	6.02%
Class P shares	0.98%	8.83%	6.02%
S&P 500® Index (reflects no deduction for fees or expenses)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.55%	3.25%	4.51%
60%/40% S&P/Barclays Index (reflects no deduction for fees or expenses)	1.20%	9.02%	6.59%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management CompanySM (“Capital Research”)

Portfolio Managers

Portfolio Managers	Title	Length of Service
Alan N. Berro	Partner – Capital World Investors, a division of Capital Research	Since 2000
Jeffrey T. Lager	Partner – Capital World Investors, a division of Capital Research	Since 2007
James R. Mulally	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2006
David A. Daigle	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2009
J. David Carpenter	Partner – Capital World Investors, a division of Capital Research	Since 2013

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND

Objective

The American Funds NVIT Bond Fund (the “Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.36%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver/Expense Reimbursement[2]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.02%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Bond Fund (as described in the Principal Investment Strategies section below) and the Fund.

2	Nationwide Fund Management LLC, the Fund’s master-feeder service provider, has entered into a contractual agreement with the Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2017 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation or waivers for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$104	$357	$629	$1,407

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 434% of the average value of its portfolio. Portfolio turnover is calculated on the basis of the Master Bond Fund (as described below), in which the Fund invests all of its investable assets.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Bond Fund (the “Master Bond Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the Master Bond Fund invests at least 80% of its assets in bonds and other debt securities which may be represented by other investment instruments, including derivatives. The Master Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Bond Fund’s investment adviser, or unrated but determined to be of equivalent quality by the Master Bond Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments (including inflation-protected securities), and securities backed by mortgages and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the Master Bond Fund’s investment adviser or unrated but determined by the Master Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Master Bond

Fund also may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Master Bond Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The Master Bond Fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or market index. The Master Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Master Bond Fund as disclosed in its prospectus and SAI.

The Master Bond Fund’s investment adviser uses a system of multiple portfolio managers in managing the Master Bond Fund’s assets. Under this approach, the portfolio of the Master Bond Fund is divided into segments managed by individual portfolio managers who decide how their respective segments will be invested.

The Master Bond Fund relies on the professional judgment of its investment adviser to make decisions about the Master Bond Fund’s portfolio investments. The basic investment philosophy of the Master Bond Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. The Master Bond Fund’s investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Bond Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities. The Master Bond Fund may engage in active and frequent trading of securities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of the Fund shares—may fluctuate through its investment in the Master Bond Fund. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND (cont.)

rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility, increased redemptions and the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer’s debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Swaps – using swaps can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund may lose money.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Master Bond Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Master Bond Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Master Bond Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions. Investments in foreign securities and lower-rated bonds tend to have greater exposure to liquidity risk than domestic securities or higher-rated bonds.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Inflation-protected securities risk – because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Inflation-protected bonds also normally decline in price when real interest rates (the interest rate minus the current inflation rate) rise. Interest payments on inflation-protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the Fund’s income distributions therefore may fluctuate considerably more than the income distribution amounts of a typical bond fund. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In the event of

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND (cont.)

deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage- and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.

Future delivery contracts risk – The Fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the Fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the Fund’s market exposure, and the market price of the securities the Fund contracts to repurchase could drop below their purchase price. While the Fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the Fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the Fund.

Master-feeder structure risk – other “feeder” funds may also invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Bond Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Bond Fund borne by the remaining feeder fund shareholders, including the Fund.

Management risk – the Fund is subject to the risk that the methods and analyses employed by the Master Bond Fund’s investment adviser may not produce the desired results. This could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Loss of money is a risk of investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Bond Fund adjusted to reflect the total annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and expense reimbursements). If current total Feeder Fund operating expenses (excluding fee waivers and expense reimbursements) were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND (cont.)

Annual Total Returns – Class II Shares

(Years Ended December 31,)

Highest Quarter:    5.88% – 2nd qtr. of 2009

Lowest Quarter:    -5.61% – 3rd qtr. of 2008

Average Annual Total Returns

(For Periods Ended December 31, 2015):

	1 Year	5 Years	10 Years
Class II shares	-0.23%	2.52%	2.88%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.55%	3.25%	4.51%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management CompanySM (“Capital Research”)

Portfolio Managers

Portfolio Managers	Title	Length of Service
David C. Barclay	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 1997
David A. Hoag	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2007
Thomas H. Hogh	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2007

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT GROWTH FUND

Objective and Principal Investment Strategies

The American Funds NVIT Growth Fund seeks to provide growth of capital. This objective can be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Growth Fund, a series of the American Funds Insurance Series®, a registered open-end investment company.

The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Master Growth Fund focuses on investments in medium to larger capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size. The Master Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks, and convertible bonds.

The Master Growth Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Growth Fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Growth Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Growth Fund shares. For temporary defensive purposes, the Master Growth Fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the Master Growth Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Growth Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MANAGEMENT RISK, MASTER-FEEDER STRUCTURE RISK, PREFERRED STOCK RISK, and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 29.

The Fund cannot guarantee that it will achieve its investment objective. Loss of money is a risk of investing in the Fund.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND

Objective and Principal Investment Strategies

The American Funds NVIT Global Growth Fund seeks to provide long-term growth of capital. This objective can be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Global Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

The Master Global Growth Fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the Master Global Growth Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Global Growth Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Global Growth Fund’s investment adviser, in which case the Master Global Growth Fund would invest at least 30% of its net assets in issuers outside the United States). Although the Master Global Growth Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth Fund’s investments are not limited to a particular capitalization size.

The Master Global Growth Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Global Growth Fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Global Growth Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Global Growth Fund shares. For temporary defensive purposes, the Master Global Growth Fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the Master Global Growth Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Global Growth Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

In addition, the Fund is subject to EQUITY SECURITIES RISK, EMERGING MARKETS RISK, FOREIGN SECURITIES RISK, MANAGEMENT RISK, MASTER-FEEDER STRUCTURE RISK and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 29.

The Fund cannot guarantee that it will achieve its investment objective. Loss of money is a risk of investing in the Fund.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT GROWTH-INCOME FUND

Objective and Principal Investment Strategies

The American Funds NVIT Growth-Income Fund seeks to achieve long-term growth of capital and income. This objective can be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Growth-Income Fund, a series of the American Funds Insurance Series®, a registered open-end investment company.

The Master Growth-Income Fund invests primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund’s investments are not limited to a particular capitalization size. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Investors in the Master Growth-Income Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Growth-Income Fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Growth-Income Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Growth-Income Fund shares. For temporary defensive purposes, the Master Growth-Income Fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the Master Growth-Income Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Growth-Income Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity and debt securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MANAGEMENT RISK, MASTER-FEEDER STRUCTURE RISK, PREFERRED STOCK RISK and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 29.

The Fund cannot guarantee that it will achieve its investment objective. Loss of money is a risk of investing in the Fund.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND

Objective and Principal Investment Strategies

The American Funds NVIT Asset Allocation Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term. This objective can be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the Master Asset Allocation Fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2015, the Master Asset Allocation Fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the Master Asset Allocation Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Asset Allocation Fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Asset Allocation Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Asset Allocation Fund shares. For temporary defensive purposes, the Master Asset Allocation Fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the Master Asset Allocation Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Asset Allocation Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity and debt securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

In addition, the Fund is subject to ASSET ALLOCATION RISK, CASH POSITION RISK, CREDIT RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BOND RISK, INTEREST RATE RISK, LIQUIDITY RISK, MANAGEMENT RISK, MASTER-FEEDER STRUCTURE RISK, MONEY MARKET RISK, PREPAYMENT AND CALL RISK, SMALLER COMPANY RISK and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 29.

The Fund cannot guarantee that it will achieve its investment objective. Loss of money is a risk of investing in the Fund.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT BOND FUND

Objective and Principal Investment Strategies

The American Funds NVIT Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective can be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Bond Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

The Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the Master Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The Master Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments (including inflation-protected securities), and securities backed by mortgages and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the Master Bond Fund’s investment adviser or unrated but determined by the Master Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the Master Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Master Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The Master Bond Fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or market index. The Master Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Master Bond Fund as disclosed in its prospectus and SAI.

Among other derivative instrument types, the Master Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Master Bond Fund’s sensitivity to interest rates, and in credit default swap indices (“CDX”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party—the protection buyer—is obligated to pay the other party—the protection seller—a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Master Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Master Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Master Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The Master Bond Fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Bond Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Bond Fund shares. For temporary defensive purposes, the Master Bond Fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the Master Bond Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Bond Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT BOND FUND (cont.)

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in debt securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, CREDIT RISK, DERIVATIVES RISK, EMERGING MARKETS RISK, FOREIGN SECURITIES RISK, FUTURE DELIVERY CONTRACTS RISK, HIGH-YIELD BOND RISK, INFLATION-PROTECTED SECURITIES RISK, INTEREST RATE RISK, INTEREST RATE SWAPS RISK, LIQUIDITY RISK, MANAGEMENT RISK, MASTER-FEEDER STRUCTURE RISK, MORTGAGE- AND ASSET-BACKED SECURITIES RISKS, PORTFOLIO TURNOVER RISK, PREFERRED STOCK RISK and PREPAYMENT AND CALL RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 29.

The Fund cannot guarantee that it will achieve its investment objective. Loss of money is a risk of investing in the Fund.

RISKS OF INVESTING IN THE FUNDS

As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. You may lose money if you invest in one or more Nationwide Funds.

The following information relates to the principal risks of investing in the Funds, as identified in the “How the Funds Invest” section for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal investment strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ SAI.

Asset-backed securities risk – like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities also may be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Master Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Master Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage backed securities, asset-backed securities may not have the benefit of or be able to enforce any security interest in the related asset.

Asset allocation risk – a Fund is subject to different levels and combinations of risk based on the Master Fund’s actual allocation among the various asset classes. A Fund will be affected by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Master Fund’s investment allocation to it.

Cash position risk – a Master Fund may hold a significant position in cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect a Fund’s investment results in a period of rising market prices due to missed investment opportunities.

Convertible securities risk – convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit risk – the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. If an issuer defaults, the Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities a Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment-grade securities.

Credit ratings – “investment-grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by the Master Fund’s investment adviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment-grade. Ratings of securities purchased by a Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Fund to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the Master Fund’s investment adviser.

RISKS OF INVESTING IN THE FUNDS (cont.)

U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Funds are not guaranteed.

Derivatives risk – a derivative is a contract or investment the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying commodity or security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

●	the other party to the derivatives contract may fail to fulfill its obligations;
●	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
●

when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives and

●

when a derivative is used as a hedge against an opposite position that a Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Forward currency contracts – the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the a Fund to potential gains and losses in excess of the initial amount invested.

Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, is proportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains. While futures may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Swaps – using swaps can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund may lose money.

Interest rate swaps – (Bond Fund only) the use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment.

Credit default swaps – (Bond Fund) a credit default swap enables an investor to buy or sell protection against a credit event, such as a bond issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. Certain credit default swaps have been designated for mandatory central clearing. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps are subject to credit risk on the underlying investment. Credit default swaps also are subject to the risk that the Fund will not assess properly the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit

RISKS OF INVESTING IN THE FUNDS (cont.)

protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Leverage – leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund’s share price more volatile, a shareholder’s investment in the Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Recent legislation proposes new regulation of funds’ use of derivative instruments. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make derivatives more costly, may limit the availability of derivatives or may otherwise adversely affect the value or performance of derivatives.

Nationwide Variable Insurance Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets also may have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity securities risk – a Fund could lose value if the individual equity securities in which the Master Fund has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

●	corporate earnings;
●	production;
●	management;
●	sales and

RISKS OF INVESTING IN THE FUNDS (cont.)

●	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Investing for growth – common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing for income – income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Master Fund invests.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

●	political and economic instability;
●	the impact of currency exchange rate fluctuations;
●	sanctions imposed by other foreign governments, including the United States;
●	reduced information about issuers;
●	higher transaction costs;
●	less stringent regulatory and accounting standards and
●	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization, or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.

Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity.

Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Foreign custody – a Master Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Master Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Master Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Future delivery contracts risk – the Fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the Fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the Fund’s market exposure, and the market price of the securities the Fund contracts to repurchase could drop below their purchase price. While the Fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the Fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the Fund.

High-yield bond risk – investment in high-yield bonds (commonly known as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Master Funds that invest in high-yield bonds are subject to the following risks:

RISKS OF INVESTING IN THE FUNDS (cont.)

●	increased price sensitivity to changing interest rates and to adverse economic and business developments;
●	greater risk of loss due to default or declining credit quality;
●	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
●	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Master Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause periods of increased volatility, increased redemptions and the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.

Floating- and variable-rate securities – floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating-and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating and variable-rate securities are subject to interest rate risk.

Inflation-protected securities risk – because of the inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The values of inflation-protected securities also normally decline when real interest rates rise. A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury bond is yielding 5%, and inflation is 2%, the real interest rate is 3%. Interest payments on inflation-protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. If the index measuring inflation falls, the principal value of inflation-protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Any increase in the principal amount of an inflation-protected security will be considered taxable ordinary income, even though investors, such as the Fund, do not receive their principal until maturity. This means that the Fund could be required to make annual distributions to shareholders that exceed the amount of cash the Fund has received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. If the principal value of an inflation-linked bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund’s investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. There also may be a delay between the time a change to the rate of inflation occurs and the time the adjustment for inflation is reflected in the value of the inflation-protected securities. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Although inflation-protected securities may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund. If a Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if there is a subsequent period of deflation or a lower level of inflation. If inflation is lower than expected during the period a Fund holds an inflation-protected security, a Fund may earn less on the security than on a conventional bond.

Liquidity risk – the risk that a Master Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that the Master Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Master Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also may refer to the risk that the Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Master Fund may be forced to sell securities at unfavorable times and conditions. Master Funds

RISKS OF INVESTING IN THE FUNDS (cont.)

that invest in foreign securities and fixed-income securities will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Management risk – the investment adviser to each Master Fund actively manages such Master Fund’s investments. Consequently, each Fund is subject to the risk that the methods and analyses employed by the Master Fund’s investment adviser may not produce the desired results. This could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Master-feeder structure risk – other “feeder” funds also may invest in one of the Master Funds. A larger feeder fund could have more voting power than the Fund over the operations of a Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the Fund. You also should refer to the Master Funds’ prospectus that you received along with your Fund prospectus. Additionally, when you request a copy of the Fund’s Statement of Additional Information, you also will receive, free of charge, a copy of the Master Funds’ Statement of Additional Information.

Smaller company risk – in general, stocks of smaller companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a smaller company may lose substantial value. Investing in smaller companies requires a longer-term investment view and may not be appropriate for all investors.

Mortgage-backed securities risk – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Master Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” Prepayment also might occur due to foreclosures on the underlying mortgage loans. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.

Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by a Master Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.

Money market risk – the risks that apply to bonds also apply to money market instruments, but to a lesser degree. This is because the money market instruments held by the Master Allocation Fund are securities with shorter maturities and higher quality than those typically of bonds.

Portfolio turnover risk – the portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to a Fund buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund’s shareholders (although tax implications for investments in variable insurance contracts typically are deferred during the accumulation phase).

Prepayment and call risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. For example, the issuers of mortgage- and asset-backed securities may repay principal in advance. This forces a Fund to reinvest the proceeds from the principal prepayments at lower interest rates, which reduces the Fund’ income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If a Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, the Fund may not recover the premium, resulting in a capital loss.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the

RISKS OF INVESTING IN THE FUNDS (cont.)

issuer’s call. Preferred stocks also are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

U.S. government securities risk – securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

*  *  *  *  *  *

Selective Disclosure of Portfolio Holdings

The Funds

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI. However, under the master-feeder structure, each Fund’s sole portfolio holding is shares in its corresponding Master Fund.

The Master Funds

A description of the Master Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Master Funds’ SAI. When you request a copy of a Feeder Fund’s SAI, you also will receive, free of charge, a copy of the Master Fund’s SAI. Under such policies and procedures, the Master Funds’ complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (www.americanfunds.com) no earlier than the 10th day after the end of such calendar quarter. In addition, the Master Funds’ list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after the end of such month.

FUND MANAGEMENT

Master-Feeder Mutual Fund Structure

Each Fund described in this Prospectus operates as a “feeder fund,” which means it does not buy individual securities directly. Instead, it invests all of its investment assets in another mutual fund, the “master fund,” which invests directly in individual securities. Each such master fund (each a “Master Fund” and, collectively, the “Master Funds”) is a series of American Funds Insurance Series® (“American Funds”). Therefore, each Fund has the same investment objective and limitations as its corresponding Master Fund in which it invests and the investment return of each Fund corresponds directly to that of its Master Fund. The differences in objectives and policies among each of the five Master Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Shares of the Master Funds are currently offered only to insurance company separate accounts, as well as feeder funds. Individuals cannot directly purchase shares of the Master Funds.

As feeder funds, the Funds do not have an investment adviser of their own because each Fund’s assets are invested directly in its respective Master Fund’s portfolio which is managed by Capital Research and Management CompanySM (“Capital Research”), the Master Funds’ investment adviser. Under the master-feeder structure, however, each Fund may withdraw its entire investment from its corresponding Master Fund if the Nationwide Variable Insurance Trust’s Board of Trustees (the “Trust” and the “Board,” respectively) determines that it is in the best interests of the Fund and its shareholders to do so. Nevertheless, investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its entire investment from its corresponding Master

Fund.

Nationwide Fund Management, LLC (“Nationwide”), as the Funds’ master-feeder service provider, will provide the non-investment management services for the Funds that are normally provided by a fund’s investment adviser with the exception of providing investment advice.

Because each Fund invests all of its assets in a Master Fund, the Fund and its shareholders will bear the fees and expenses of both the Fund and the Master Fund in which it invests, with the result that the Fund’s expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the Master Fund’s expenses. The expenses and, correspondingly, the returns of other shareholders of the Master Funds may differ from those of the Funds.

Information about the Master Funds and Capital Research is based on information provided by Capital Research or derived from the American Funds disclosure documents. Such information is qualified in its entirety by reference to the prospectus and SAI of each Master Fund.

Funds and Master Funds

Each Master Fund is a series of American Funds Insurance Series®. Each Fund’s corresponding Master Fund is listed below:

Feeder Fund	American Funds Master Fund
American Funds NVIT Growth Fund	Growth Fund
American Funds NVIT Global Growth Fund	Global Growth Fund
American Funds NVIT Growth-Income Fund	Growth-Income Fund
American Funds NVIT Asset Allocation Fund	Asset Allocation Fund
American Funds NVIT Bond Fund	Bond Fund

The American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Growth-Income Fund, American Funds NVIT Asset Allocation Fund, and American Funds NVIT Bond Fund may each hereinafter be referred to as a “Feeder Fund” or collectively as the “Feeder Funds.” Nationwide is considered the master-feeder service provider to the Feeder Funds under the master-feeder structure.

Investment Adviser to the Master Funds

Capital Research an experienced investment management organization founded in 1931, serves as the investment adviser to the Master Funds and to other mutual funds, including those in the American Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research manages the investment fund and business affairs of the Master Funds.

Capital Research manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions – Capital World Investors, Capital Research Global Investors and Capital International Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research. In that event, Capital Research would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of its subsidiaries. Although not currently contemplated, Capital Research could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and the Master Funds have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research to use, upon approval of the Master Funds’ Board of Trustees, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services.

FUND MANAGEMENT (cont.)

Each Master Funds’ shareholders approved this arrangement; however, there is no assurance that Capital Research will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Funds approved a proposal to reorganize the American Funds Insurance Series® from a Massachusetts business trust into a Delaware statutory trust. However, the American Funds Insurance Series® reserves the right to delay implementing the reorganization.

The annual management fee paid to Capital Research for the year ended December 31, 2015, expressed as a percentage of each Master Fund’s average daily net assets was as follows:

Fund	Actual Management Fee Paid
Master Growth Fund	0.33%
Master Global Growth Fund	0.52%
Master Growth-Income Fund	0.27%
Master Asset Allocation Fund	0.28%
Master Bond Fund	0.37%

A discussion regarding the basis for the Master Funds’ Board of Trustees’ approval of the investment advisory agreement for the Master Funds is available in the Master Funds’ annual report to shareholders, for the fiscal year ended December 31, 2015. The Master Funds’ Investment Company Act File number is 811-03857.

Master-Feeder Service Provider to the Feeder Funds

Because each Fund invests all of its assets in a Master Fund which is managed by the Master Funds’ investment adviser, the Funds do not have an investment adviser of their own. Nationwide Fund Management LLC (“Nationwide”), 1000 Continental Drive, Suite 400, King of Prussia, PA 19406 serves as the master-feeder service provider for each of the Funds under the master-feeder structure. Consequently, Nationwide provides those non-investment management services typically provided as ancillary services by a fund’s investment adviser. Nationwide was organized in 1999.

Nationwide will provide master-feeder operational support services to each of the Feeder Funds under the Master-Feeder Services Agreement. Such services will include, but are not limited to: (i) providing information to the Board enabling it to make all necessary decisions of whether to invest the assets of a Feeder Fund in shares of a particular Master Fund; (ii) monitoring the ongoing investment performance of the Master Fund and its respective service providers, and the level of expenses borne by shareholders of the Master Fund; (iii) coordination with the Master Fund’s Board of Trustees, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary for the composition and filing of the Feeder Fund’s registration statements, shareholder reports and other disclosure materials; (iv) coordinating financial statement reports with those of the Master Fund; (v) coordination with the

Master Fund’s board of directors, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary to enable the Feeder Funds to prepare and maintain any processes, materials and/or reports (including effecting any necessary filings with appropriate regulatory agencies) that may be necessary or prudent pursuant to the Sarbanes-Oxley Act of 2002; (vi) effecting daily trades into or from the Master Fund, settling all such transactions and performing trading and settlement reconciliations; (vii) facilitation of distribution of Master Fund proxy solicitation materials to Feeder Fund shareholders and/or coordination with the Master Fund’s officers and service providers to incorporate Master Fund proxy information into Feeder Fund proxy solicitation materials; (viii) coordination with the Master Fund’s officers and service providers to enable the Feeder Funds to compile and maintain their respective books and records as may be legally required or reasonably necessary or prudent; (ix) such activities as are necessary for the design, development and maintenance of each Feeder Fund as a product offering to Trust shareholders; (x) providing regular and special reports, information and other educational materials to the Board concerning any particular Feeder Fund-Master Fund structure or of master-feeder fund structures in general; and (xi) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in corresponding Master Funds.

Portfolio Management of the Master Funds

Capital Research uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments, which are managed by individual portfolio managers . Portfolio managers decide how their respective segments will be invested. In addition, Capital Research investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to the limits provided by a Master Fund’s objectives and policies and the oversight of Capital Research’s investment committee.

The portfolio managers primarily responsible for the day-to-day management of the Master Funds’ portfolios are listed below:

Master Growth Fund Team Members

Martin Romo is a Partner of Capital World Investors. Mr. Romo has been employed in the investment management area of Capital Research or its affiliates for the past 23 years. Mr. Romo has been an equity portfolio manager for the American Growth Fund for the past two years.

Ronald B. Morrow is a Partner of Capital World Investors. Mr. Morrow has been employed in the investment management area of Capital Research or its affiliates for the past 19 years. Mr. Morrow has been an equity portfolio manager for the American Growth Fund for the past 13 years and previously served as an investment analyst on the Fund for 6 years.

FUND MANAGEMENT (cont.)

Gregory D. Johnson is a Partner of Capital World Investors. Mr. Johnson has been employed in the investment management area of Capital Research or its affiliates for the past 23 years. Mr. Johnson has been an equity portfolio manager for the American Growth Fund for 9 years.

Michael T. Kerr is a Partner of Capital World Investors. Mr. Kerr has been employed with Capital Research or its affiliates for the last 31 years. Mr. Kerr has been an equity portfolio manager for the American Growth Fund for 11 years.

Andraz Razen is a Vice President of Capital World Investors. Mr. Razen has been employed with Capital Research or its affiliates for the past 12 years. Mr. Razen has been an equity portfolio manager for the American Growth Fund for 3 years and previously served as an investment analyst for 4 years.

Alan J. Wilson is a Partner of Capital World Investors. Mr. Wilson has been employed with Capital Research or its affiliates for the last 25 years. Mr. Wilson has been an equity portfolio manager for the American Growth Fund for 2 years.

Master Global Growth Fund Team Members

Patrice Collette is a Partner of Capital World Investors. Mr. Collette has been employed with Capital Research or its affiliates for 16 years. Mr. Collette has been an equity portfolio manager for the American Global Growth Fund for the past one years (plus 14 years of prior experience as an investment analyst for the fund).

Isabella de Wismes is a Partner of Capital World Investors. Ms. de Wismes has been employed with Capital Research or its affiliates for 23 years. Ms. de Wismes has been an equity portfolio manager for the American Global Growth Fund for 4 years and previously served as an investment analyst on the Fund for 16 years.

Galen Hoskin is a Partner of Capital World Investors. Mr. Hoskin has been employed with Capital Research or its affiliates for 22 years. Mr. Hoskin has been an equity portfolio manager for the American Global Growth Fund for the past two years (plus 14 years of prior experience as an investment analyst for the fund).

Jonathan Knowles is a Partner of Capital World Investors. Mr. Knowles has been employed with Capital Research or its affiliates for the past 24 years. Mr. Knowles is an equity portfolio manager for the American Global Growth Fund.

Master Growth-Income Fund Team Members

Donald D. O’Neal is a Partner of Capital Research Global Investors. Mr. O’Neal has been an investment professional for the past 31 years. Mr. O’Neal has been a portfolio manager for the American Growth-Income Fund for 11 years.

Claudia P. Huntington is a Partner of Capital Research Global Investors. Ms. Huntington has been employed in the investment management area of Capital Research or its affiliates for the past

41 years. Ms. Huntington has been a portfolio manager for the American Growth-Income Fund for the past 22 years.

J. Blair Frank is a Partner of Capital Research Global Investors. Mr. Frank has been employed by Capital Research or its affiliates for the past 22 years. Mr. Frank has been a portfolio manager for the American Growth-Income Fund for 10 years.

William L. Robbins is a Partner of Capital International Investors. Mr. Robbins has been an investment professional for the past 24 years. Mr. Robbins has been a portfolio manager for the American Growth-Income Fund for 4 years.

Dylan Yolles is a Partner of Capital International Investors. Mr. Yolles has been employed by Capital Research or its affiliates for the past 16 years. Mr. Yolles has been portfolio manager for the American Growth-Income Fund for 11 years.

Master Asset Allocation Fund Team Members

Alan N. Berro is a Partner of Capital World Investors. Mr. Berro has been employed with Capital Research or its affiliates for 25 years. Mr. Berro has been an equity portfolio manager for the American Asset Allocation Fund for the past 16 years.

Jeffrey T. Lager is a Partner of Capital World Investors. Mr. Lager has been employed in the investment management area of Capital Research or its affiliates for the past 20 years. Mr. Lager has been an equity portfolio manager for the American Asset Allocation Fund for 9 years.

James R. Mulally is a Partner of Fixed Income, Capital Research. Mr. Mulally has been employed with Capital Research or its affiliates for the past 36 years. Mr. Mulally has been a fixed-income portfolio manager for the American Asset Allocation Fund for 10 years.

J. David Carpenter is a Partner of Capital World Investors. Mr. Carpenter has been employed in the investment management area of Capital Research or its affiliates for the past 18 years. Mr. Carpenter has been an equity portfolio manager for the American Asset Allocation Fund for 3 years.

David A. Daigle is a Partner of Fixed Income, Capital Research Company. Mr. Daigle has been employed with Capital Research or its affiliates for 22 years. Mr. Daigle has been a fixed-income portfolio manager for the American Asset Allocation Fund for 7 years.

Master Bond Fund Team Members

David C. Barclay is a Partner of Fixed Income, Capital Research. Mr. Barclay has been employed with Capital Research or its affiliates for 28 years. Mr. Barclay has been a fixed-income portfolio manager for the American Bond Fund for the past 18 years.

David A. Hoag is a Partner of Fixed Income, Capital Research. Mr. Hoag has been employed in the investment management area of Capital Research or its affiliates for the past 25 years.

FUND MANAGEMENT (cont.)

Mr. Hoag has been a fixed-income portfolio manager for the American Bond Fund for 9 years.

Thomas H. Hogh is a Partner of Fixed Income, Capital Research Company. Mr. Hogh has been employed in the investment management area of Capital Research or its affiliates for the past 26 years. Mr. Hogh has been a fixed-income portfolio manager for the American Bond Fund for 9 years.

Additional Information about the Fund Managers

With respect to the individuals listed, the Funds’ SAI (Appendix C) provides additional information about compensation, other accounts managed and ownership of securities in the Funds.

INVESTING WITH NATIONWIDE FUNDS

Choosing a Share Class

Class P and Class II shares of the Funds are sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies, to fund benefits payable under variable insurance contracts. Insurance companies, including Nationwide, provide additional services necessary for them to receive Rule 12b-1 fees for the sale of Class P and Class II shares.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then invests its proceeds in its respective Master Fund which, in turn, buys securities for the Master Fund’s portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. In addition, a particular class of a Fund may not be available under your specific variable insurance contract. The prospectus of the separate account for the variable insurance contract shows the classes available to you, and should be read in conjunction with this Prospectus.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to both variable annuity and variable life insurance policy separate accounts, and to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees will monitor any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or “Distributor”), an affiliate of Nationwide.

Purchase Price

The purchase price of each share of a Feeder Fund is its net asset value (“NAV”) next determined after the order is received by the Feeder Fund or its agents. No sales charge is imposed on the purchase of a Feeder Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Feeder Fund, less its liabilities. The NAV per share of each class of each Feeder Fund is calculated by taking the NAV of the Master Fund, subtracting the Feeder Fund’s liabilities attributable to the Feeder Fund, and dividing by the number of shares of that class that are outstanding. The NAV is determined at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Each Feeder Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Feeder Funds do not calculate NAV on the following days:

●	New Year’s Day
●	Martin Luther King Jr. Day
●	Presidents Day
●	Good Friday
●	Memorial Day
●	Independence Day
●	Labor Day
●	Thanksgiving Day
●	Christmas Day
●	Other days when the Exchange is closed

To the extent that a Master or Feeder Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

Fair Value Pricing

The Funds

The NAV of each class of each Fund is determined based upon the NAV of its corresponding Master Funds.

The Master Funds

Each Master Fund calculates its NAV at the Close of Trading on each Business Day. The Master Funds will not calculate NAVs on days that the Exchange is closed for trading. Assets are valued primarily on the basis of market-based quotations. However, the Master Funds have adopted procedures for making “fair value” determinations if these quotations are not readily available or are deemed unreliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the Exchange that, in the opinion of Capital Research, materially affect the value of the portfolio securities of a Master Fund, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in a Master Fund.

Selling Shares

The Funds

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received by the Fund or its agent. Of course, the value of the shares redeemed

INVESTING WITH NATIONWIDE FUNDS (cont.)

may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

The Master Funds

Shares of the Master Funds are currently offered only to insurance company separate accounts and feeder funds that themselves are offered only to insurance company separate accounts. All such shares may be purchased or redeemed by the separate accounts or feeder funds at net asset values without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts/feeder funds.

Restrictions on Sales

The Funds

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

Subject to the provisions of the variable insurance contracts, a Fund may delay forwarding the proceeds of your redemption proceeds for up to 7 days after receipt of such redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient fund management or would adversely affect the Fund.

The Master Funds

All Master Funds shares may be purchased or redeemed at net asset values without any sales or redemption charges.

Excessive or Short-Term Trading

The Funds

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

●	disrupt fund management strategies;
●	increase brokerage and other transaction costs and
●	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the dollar amount, number, and frequency of trades in

Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing also may be attempted in funds that hold significant investments in small cap securities, high yield bonds, and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board has adopted the following policies with respect to excessive short-term trading in all classes of the Funds.

Monitoring of Trading Activity

It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder. Because the Funds are unable to monitor significant cash flows into and out of the Master Funds, the Funds rely on the Master Funds’ policies and procedures with respect to trading activity, as described below.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring the trading activity and complying with Fund requests.

Restrictions on Transactions

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those

INVESTING WITH NATIONWIDE FUNDS (cont.)

contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades. As described above, however, a Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event a Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

●	restrict or reject purchases or exchanges that it or its agents believe constitute excessive trading and
●	reject purchases or exchanges that violate a Fund’s excessive trading policies or its exchange limits.

The Master Funds

The American Funds Insurance Series® and American Funds Distributors, Inc., the distributor, reserve the right to reject any purchase order for any reason. The Master Funds are not designed to serve as vehicles for frequent trading. Frequent trading of Master Fund shares may lead to increased costs to the Master Funds and less efficient management of the Master Funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the American Funds Insurance Series® or American Funds Distributors, Inc. has determined could involve actual or potential harm to a Master Fund may be rejected.

The American Funds Insurance Series®, through its transfer agent, American Funds Service Company, has agreements with the insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in Master Fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in Master Fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies.

Under its procedures American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the Master Funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the broad ability to restrict potentially harmful trading as described previously, the American Funds Insurance Series® board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in a Master Fund having a value of $5,000 or more will be precluded from investing units of beneficial interest in that Master Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a Master Fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions.

The American Funds Insurance Series® reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in Master Fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in a Master Fund shares. There is no guarantee that all instances of frequent trading in Master Fund shares will be prevented.

Notwithstanding the American Funds Insurance Series® surveillance procedures and purchase blocking policy, all transactions in Master Fund shares remain subject to the American Funds Insurance Series® and American Funds Distributors, Inc.’s right to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the Master Funds’ statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds Insurance Series®.

INVESTING WITH NATIONWIDE FUNDS (cont.)

Distribution and Services Plans

The Funds

Because distribution and service fees are paid out of each Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class P and Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, the Funds pay the Distributor from their Class P and Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of each Fund’s Class P and Class II shares’ average daily net assets. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to 12b-1 fees, Class II shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Board. These fees are paid by a Fund to insurance companies or their affiliates (including those that are affiliated with Nationwide) who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% with respect to Class II Shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class P shares do not pay an administrative services fee.

The Master Funds

The Master Funds do not charge a 12b-1 fee or an administrative services fee for the Class 1 shares in which the Funds invest.

Revenue Sharing

The Funds

The Funds do not have an investment adviser under this master-feeder structure. As it is a fund’s investment adviser, or its affiliates, who typically make revenue sharing payments out of their legitimate profits to insurance companies, broker-dealers or other financial intermediaries for marketing, promotional or related services, there are no such payments made on behalf of the Funds at the feeder fund level.

The Master Funds

Capital Research does not engage in revenue sharing with respect to the Master Funds, the Feeder Funds, or Nationwide Life Insurance Company or its affiliated life insurance companies with respect to the Feeder Funds.

Additional Information about Fees and Expenses

The fees and expenses in the Fees and Expenses table of each Fund Summary generally are based on average annual net assets as of the fiscal year ended December 31, 2015, and do not reflect any change in expense ratios resulting from a change in assets under management since December 31, 2015. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund.

DISTRIBUTIONS AND TAXES

THE FUNDS

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional shares of the Fund unless the insurance company has requested in writing to receive such dividends and distributions in cash.

Tax Status

Shares of the Funds must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Funds are offered.

Please refer to the Statement of Additional Information (and the Master Funds’ Statement of Additional Information) for more information regarding the tax treatment of the Funds (and the Master Funds).

THE MASTER FUNDS

Each Master Fund intends to qualify as a regulated investment company under the Internal Revenue Code. In any fiscal year in which a Master Fund so qualifies and distributes to shareholders its net investment income and net realized capital gains, the Master Fund itself is relieved of federal income tax.

It is the Master Funds’ policy to distribute to the shareholders (feeder funds and the insurance company separate accounts) all of its net investment income and net realized capital gains for each fiscal year.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various

parties (collectively, “service providers”), including, among others, the Funds’ shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders and contract holders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or contract holders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or contract holder, or to give rise to any rights to any shareholder, contract holder or other person other than any rights under federal or state law that may not be waived.

FINANCIAL HIGHLIGHTS: AMERICAN FUNDS NVIT GROWTH FUND

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended December 31 or, if a Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions) . THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request.

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (c)	$84.05	0.20	5.05	5.25	(0.64)	(2.35)	(2.99)	$86.31	6.43%		$476,355,527	0.65%	0.23%	0.80%	6.31%
Year Ended December 31, 2014 (c)	$78.12	0.67	5.63	6.30	(0.37)	–	(0.37)	$84.05	8.07%		$432,443,067	0.66%	0.83%	0.81%	6.28%
Year Ended December 31, 2013 (c)	$60.46	0.39	17.49	17.88	(0.22)	–	(0.22)	$78.12	29.61%		$386,091,305	0.66%	0.56%	0.81%	6.15%
Year Ended December 31, 2012 (c)	$51.61	0.22	8.76	8.98	(0.13)	–	(0.13)	$60.46	17.40%		$283,502,456	0.67%	0.39%	0.82%	5.58%
Year Ended December 31, 2011 (c)	$54.29	0.12	(2.66)	(2.54)	(0.14)	–	(0.14)	$51.61	(4.69%	)	$259,010,183	0.66%	0.23%	0.81%	7.42%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

FINANCIAL HIGHLIGHTS: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (c)	$30.78	0.21	1.68	1.89	(0.21)	(2.98)	(3.19)	$29.48	6.54%		$302,116,620	0.67%	0.65%	0.82%	6.09%
Year Ended December 31, 2014 (c)	$30.44	0.24	0.32	0.56	(0.22)	–	(0.22)	$30.78	1.84%		$260,705,224	0.67%	0.78%	0.82%	6.40%
Year Ended December 31, 2013 (c)	$23.75	0.24	6.55	6.79	(0.10)	–	(0.10)	$30.44	28.64%		$242,918,854	0.68%	0.89%	0.83%	7.29%
Year Ended December 31, 2012 (c)	$19.62	0.11	4.21	4.32	(0.19)	–	(0.19)	$23.75	22.09%		$176,549,306	0.69%	0.49%	0.84%	9.73%
Year Ended December 31, 2011 (c)	$21.83	0.19	(2.20)	(2.01)	(0.20)	–	(0.20)	$19.62	(9.31%	)	$147,886,216	0.69%	0.91%	0.84%	13.62%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

FINANCIAL HIGHLIGHTS: AMERICAN FUNDS NVIT GROWTH-INCOME FUND

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (c)	$59.03	0.58	(0.12)	0.46	(0.52)	(4.16)	(4.68)	$54.81	1.09%		$2,212,405,870	0.64%	0.98%	0.79%	4.16%
Year Ended December 31, 2014 (c)	$54.47	0.56	5.00	5.56	(0.47)	(0.53)	(1.00)	$59.03	10.23%		$2,053,620,938	0.64%	0.98%	0.79%	6.49%
Year Ended December 31, 2013 (c)	$41.37	0.49	13.10	13.59	(0.49)	–	(0.49)	$54.47	32.97%		$1,752,785,280	0.64%	1.03%	0.79%	8.42%
Year Ended December 31, 2012 (c)	$35.70	0.51	5.57	6.08	(0.41)	–	(0.41)	$41.37	17.06%		$1,276,998,759	0.64%	1.30%	0.79%	4.27%
Year Ended December 31, 2011 (c)	$36.87	0.52	(1.33)	(0.81)	(0.36)	–	(0.36)	$35.70	(2.24%	)	$1,024,101,994	0.64%	1.42%	0.79%	3.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

FINANCIAL HIGHLIGHTS: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (c)	$24.90	0.31	(0.13)	0.18	(0.36)	(1.12)	(1.48)	$23.60	0.98%	$5,505,446,466	0.64%	1.27%	0.79%	2.20%
Year Ended December 31, 2014 (c)	$23.98	0.27	0.93	1.20	(0.24)	(0.04)	(0.28)	$24.90	4.99%	$5,383,130,851	0.64%	1.12%	0.79%	1.85%
Year Ended December 31, 2013 (c)	$19.70	0.25	4.32	4.57	(0.28)	(0.01)	(0.29)	$23.98	23.28%	$5,010,755,558	0.64%	1.13%	0.79%	1.95%
Year Ended December 31, 2012 (c)	$17.24	0.30	2.40	2.70	(0.24)	–	(0.24)	$19.70	15.72%	$3,864,951,690	0.64%	1.62%	0.79%	1.56%
Year Ended December 31, 2011 (c)	$17.31	0.31	(0.14)	0.17	(0.24)	–	(0.24)	$17.24	0.93%	$3,051,590,892	0.64%	1.80%	0.79%	0.58%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

FINANCIAL HIGHLIGHTS: AMERICAN FUNDS NVIT BOND FUND

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (c)	$11.53	0.16	(0.19)	(0.03)	(0.16)	–	(0.16)	$11.34	(0.23%	)	$1,984,485,596	0.64%	1.35%	0.79%	2.38%
Year Ended December 31, 2014 (c)	$11.22	0.18	0.37	0.55	(0.14)	(0.10)	(0.24)	$11.53	4.98%		$1,780,497,319	0.64%	1.61%	0.79%	5.32%
Year Ended December 31, 2013 (c)	$11.73	0.18	(0.49)	(0.31)	(0.20)	–	(0.20)	$11.22	(2.57%	)	$1,529,419,945	0.64%	1.54%	0.79%	0.90%
Year Ended December 31, 2012 (c)	$11.43	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.73	4.97%		$1,264,772,354	0.64%	2.21%	0.79%	2.71%
Year Ended December 31, 2011 (c)	$11.06	0.31	0.31	0.62	(0.25)	–	(0.25)	$11.43	5.72%		$1,056,562,267	0.64%	2.80%	0.79%	6.77%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

Information from Nationwide Funds

Please read this Prospectus (and the accompanying Master Funds’ prospectus) before you invest, and keep them with your records. This Prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds’ investments:

●	Statement of Additional Information for the Funds (incorporated by reference into this Prospectus)

●	Annual Reports for the Funds (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

●	Semiannual Reports for the Funds

To obtain a document free of charge, to request other information about the Funds, or to make inquiries to the Funds, call 800-848-6331, visit nationwide.com/mutualfundsnvit or contact your variable insurance provider.

When you request a copy of the Funds’ SAI, you also will receive, free of charge, a copy of the Master Funds’ SAI.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC (the SEC charges a fee to copy any documents except when accessing Fund documents directly on the SEC’s EDGAR database):

●	on the SEC’s EDGAR database via the Internet at www.sec.gov,

●	by electronic request to publicinfo@sec.gov,

●	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for hours of operation), or

●	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520

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King of Prussia, PA 19406

The Trust’s Investment Company Act File Nos.: 811-03213

The Master Funds’ Investment Company Act File Nos.: 811-03857

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